Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Capital Risk
The Group manages capital risk by reference to total equity compared with total borrowings. As of December 31, 2018 and 2019, these metrics were as follows:

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Bank borrowings	473,000	558,000	80,152
Advances from an unrelated party	38	54	8
Amount due to a shareholder	9,911	10,557	1,516

Total borrowings	482,949	568,611	81,676

Total Equity	2,538,640	2,433,770	349,589

	2018	2019
Debt (total liabilities) to equity ratio	46.9%	44.0%